BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	12 Months Ended
Jun. 30, 2023
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Summary of fair values of the identifiable assets and liabilities

	RMB	US Dollars
Cash	¥471,843	$65,070
Accounts receivable, net	831,049	114,607
Other receivables, net	144,285	19,898
Contract costs, net	75,250	10,377
Prepaid expenses	91,132	12,568
Property and equipment, net	118,130	16,291
Intercompany receivables*	6,850,000	944,658
Intangible assets- customer relationship	7,000,000	965,344
Goodwill	6,996,895	964,916
Accounts payable	(1,032,078)	(142,330)
Other payables	(1,273,182)	(175,580)
Other payable- related parties	(479,959)	(66,189)
Deferred revenue	(39,786)	(5,487)
Accrued payroll and employees’ welfare	(1,629,519)	(224,721)
Taxes payable	(64,253)	(8,861)
Deferred tax liability	(1,050,000)	(144,801)
Total	¥17,009,807	$2,345,760

Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	233,035
Fair value of previously held equity interest	30,530,000	4,210,280
Non-controlling interest	34,790,000	4,797,760
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(6,895,315)
Total	¥17,009,807	$2,345,760

*Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Summary of fair value of goodwill acquired and the carrying value, customer relationship, and its estimated useful lives

The identifiable goodwill acquired and the carrying value consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Goodwill	¥6,996,895	¥6,996,895	$964,916
Less: impairment for goodwill	(2,266,893)	(6,996,895)	(964,916)
Goodwill, net	¥4,730,002	¥—	$—

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives as of June 30, 2023 is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB	US Dollars
Intangible assets - customer relationship	¥7,000,000	$965,344	10
Less: accumulated amortization	(1,750,000)	(241,336)
Less: impairment	(5,250,000)	(724,008)
Intangible assets - customer relationship, net	¥—	$—